MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2013
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

19.                               MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full-time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries.  Total provisions for such employee benefits were RMB35,384, RMB36,039 and RMB38,428 for the years ended December 31, 2011, 2012 and 2013, respectively.